Credit Loss Allowance Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss Allowance Expenses [Abstract]
Schedule of Credit Loss Allowance Expenses
	December 31, 2025	December 31, 2024	December 31, 2023

Provision for expected losses - credit risk	(2,621,823)	(887,025)	(14,290)
Recovery of loans written off as losses	93,280	-	-
Total	(2,528,543)	(887,025)	(14,290)